DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount of derivative positions	$ 1,597	$ 1,243